Income Tax Expense - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax expense [Abstract]
Income tax expense related to Pillar Two	₩ 472
Tax rate effect from change in tax rate	15.00%